SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

VIA EDGAR

December 21, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	SunAmerica Focused Series, Inc.

Securities Act File No. 333-11283

Investment Company Act File No. 811-07797

Post-Effective Amendment No. 61

Ladies and Gentlemen:

On behalf of SunAmerica Focused Series, Inc. (the “Fund,” the individual series of which are referred to as the “Portfolios”), I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 61 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to bring each Fund’s prospectus into compliance with the requirements of amended Form N-1A.

On or around February 26, 2010, the Fund will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Portfolios’ financial statements and other information up to date under Section 10(a)(3) of the 1933 Act.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (201) 324-6388.

Very truly yours,

/s/ Joseph F. Duronio
Joseph F. Duronio

Enclosures